Income Taxes (Details) - Schedule of components of losses before income taxes, by taxing jurisdiction - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of losses before income taxes, by taxing jurisdiction [Abstract]
U.S.	$ (408,520)	$ (79,605)
Foreign	(107,745)	(67,480)
Loss before income taxes	$ (516,265)	$ (147,085)